Share-Based Payments (Details) - Schedule of Share-Based Compensation Expense Recognized in the Statement of Comprehensive Income - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Schedule of Share-Based Compensation Expense Recognized in the Statement of Comprehensive Income [Abstract]
Share-based compensation in consolidated statement of profit or loss	$ 665	$ 867	$ 1,222
Cumulated Share-based compensation in equity	$ 12,139	$ 11,474	$ 10,607